Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Entity Registrant Name	Patria Investments Ltd
Entity Central Index Key	0001825570
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	PAX
Title of 12(b) Security	Class A common shares, par value US$0.0001 per share
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Address, Country	KY
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39911
Entity Address, Address Line One	18 Forum Lane, 3rd floor
Entity Address, Address Line Two	Camana Bay, PO Box 757
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-9006
Auditor Name	DELOITTE TOUCHE TOHMATSU
Auditor Location	São Paulo, Brazil
Auditor Firm ID	1045
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	KY
Contact Personnel Name	Marco Nicola D’Ippolito
Entity Address, Address Line One	18 Forum Lane, 3rd floor
Entity Address, Address Line Two	Camana Bay, PO Box 757
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-9006
Local Phone Number	640 4900
City Area Code	1 345
Class A Common Share [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	54,247,500
Class B Common Share [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	92,945,430